CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)
Amounts Receivable and Prepaid Expenses
Nominal income	$ 2	$ 2
Surety bond			$ 2,000